ADVANCE TO SELLERS - Movement of allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of allowance
Beginning balance of the period	¥ (1,688)
Cumulative effect of adopting ASU 2016-13		¥ (31,577)
Addition	(48,989)	(65,659)	¥ 1,411	¥ 19,703
Write-off	¥ 50,677	95,548
Ending balance of the period		¥ (1,688)